Warrant (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 25, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant liabilities		$ 1,800	$ 1,800	$ 1,300
Other Expenses	$ 800	$ 200	$ 500
Warrant liabilities				$ 100	$ 100
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of units		62,003	62,003	62,003
Exercise price		$ 0.01	$ 0.01	$ 0.01
Warrant liabilities				$ 1,300
Other Expenses				$ 600
Warrant agreements, description			The Company measured the fair value of the warrants as of June 30, 2022 and December 31, 2021, and recognized $0.1 million and $0.1 million of warrant liabilities in the condensed consolidated balance sheets, respectively. The impact to the condensed consolidated statements of operations from the changes in the fair value of the warrants was insignificant for the three months and the six months ended June 30, 2022. During the six months ended June 30, 2022 and the year ended December 31, 2021, none of the warrants issued to the lender of the Subordinated Term Loan were exercisable.	(i) the number of the Company’s common units worth $2.0 million if the Company consummates a SPAC transaction on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date.